Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 18. SUBSEQUENT EVENTS

Subject to the structure of the Merger Agreement has been changed, the Merger Agreement has been revised and would be executed after confirmation and agreement by all parties. Up to the report date of the consolidated financial statements, the Merger Agreement is still under revision.

Except for the above mentioned matter, no other material events are required to be adjusted or disclosed as of the report date of the consolidated financial statements.